UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Money Market Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.24%	$ 1,000.00	$ 1,000.10	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,024.00	$ 1.22

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/14	% of fund's investments 2/28/14	% of fund's investments 8/31/13
1 - 7	30.9	22.0	30.9
8 - 30	30.4	26.7	27.0
31 - 60	8.3	15.3	11.5
61 - 90	12.2	15.5	12.8
91 - 180	13.0	13.8	14.4
> 180	5.2	6.7	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/14	2/28/14	8/31/13
Select Money Market Portfolio	48 Days	55 Days	49 Days
All Taxable Money Market Funds Average*	45 Days	47 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/14	2/28/14	8/31/13
Select Money Market Portfolio	89 Days	96 Days	90 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Certificates of Deposit 59.7%	Certificates of Deposit 49.5%
Commercial Paper 13.0%	Commercial Paper 14.8%
Variable Rate Demand Notes (VRDNs) 1.2%	Variable Rate Demand Notes (VRDNs) 1.1%
Other Notes 1.5%	Other Notes 1.4%
Treasury Debt 3.1%	Treasury Debt 13.5%
Government Agency Debt 2.7%	Government Agency Debt 6.2%
Other Municipal Debt 0.1%	Other Municipal Debt 0.9%
Other Instruments 1.3%	Other Instruments 0.0%
Repurchase Agreements 15.2%	Repurchase Agreements 12.6%
Net Other Assets (Liabilities) 2.2%	Net Other Assets (Liabilities) 0.0%

* Source: iMoneyNet, Inc
Current and Historical Seven-Day Yields
	08/31/14	05/31/14	2/28/14	11/30/13	08/31/13
Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2014, the most recent period shown in the table, would have been -0.03%.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 59.7%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 8.5%
BMO Harris Bank NA
1/30/15 to 2/18/15	0.24 to 0.25%	$ 64,000,000	$ 64,000,000
Branch Banking & Trust Co.
9/25/14	0.22	12,000,000	12,000,000
Citibank NA
9/23/14 to 12/17/14	0.21 to 0.23	150,000,000	150,000,000
RBS Citizens NA
9/29/14	0.30	21,000,000	21,000,000
Wells Fargo Bank NA
11/4/14 to 3/16/15	0.21 (d)	120,000,000	120,000,000
			367,000,000
London Branch, Eurodollar, Foreign Banks - 2.8%
Commonwealth Bank of Australia
12/22/14	0.22	8,000,000	8,000,000
Credit Agricole SA
9/2/14 to 9/9/14	0.24 to 0.25	71,000,000	71,000,000
National Australia Bank Ltd.
1/5/15	0.22 (d)	45,000,000	45,000,000
			124,000,000
New York Branch, Yankee Dollar, Foreign Banks - 48.4%
Bank of Montreal Chicago CD Program
5/14/15	0.25 (d)	40,000,000	40,000,000
Bank of Nova Scotia
10/3/14 to 5/20/15	0.22 to 0.32 (d)	216,000,000	215,999,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/10/14 to 2/24/15	0.24 to 0.25	143,000,000	143,000,000
BNP Paribas New York Branch
9/12/14	0.26	34,000,000	34,000,000
Canadian Imperial Bank of Commerce
1/30/15 to 5/13/15	0.25 to 0.30 (d)	98,000,000	98,000,000
Credit Agricole CIB
9/2/14	0.24	45,000,000	45,000,000
Credit Industriel et Commercial
9/2/14 to 9/4/14	0.13	81,000,000	81,000,000
Credit Suisse AG
9/8/14 to 11/14/14	0.25 to 0.31 (d)	95,000,000	95,000,000
Deutsche Bank
10/27/14	0.29	43,000,000	43,000,000
KBC Bank NV
9/4/14 to 9/5/14	0.13	75,000,000	75,000,000

	Yield (a)	Principal Amount	Value
Mitsubishi UFJ Trust & Banking Corp.
10/10/14	0.28%	$ 9,000,000	$ 9,000,000
Mizuho Corporate Bank Ltd.
9/5/14 to 1/2/15	0.25	182,000,000	182,000,000
Natexis Banques Populaires New York Branch
11/3/14 to 12/1/14	0.26	174,000,000	174,000,000
National Bank of Canada
11/7/14 to 2/13/15	0.32 to 0.37 (d)	144,000,000	143,993,312
Rabobank Nederland New York Branch
1/5/15	0.21 (d)	18,000,000	18,000,000
Royal Bank of Canada
4/9/15 to 7/23/15	0.23 to 0.24 (d)	54,000,000	54,000,000
Sumitomo Mitsui Banking Corp.
9/12/14 to 2/17/15	0.22 to 0.32 (d)	216,000,000	216,000,000
Sumitomo Mitsui Trust Banking Ltd.
9/8/14 to 1/2/15	0.24 to 0.26	199,000,000	199,000,000
Swedbank AB
12/8/14	0.25	43,000,000	43,000,000
Toronto-Dominion Bank
10/10/14 to 6/8/15	0.23 to 0.25 (d)	43,000,000	43,000,000
UBS AG
10/3/14 to 1/27/15	0.22 to 0.27 (d)	142,000,000	142,000,000
			2,093,993,311
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,584,993,311)			2,584,993,311
Financial Company Commercial Paper - 11.8%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
9/26/14	0.25	50,000,000	49,991,319
BAT International Finance PLC
9/8/14 to 9/12/14	0.27	7,000,000	6,999,513
BNP Paribas Finance, Inc.
9/3/14	0.13	16,000,000	15,999,884
JPMorgan Securities LLC
9/3/14	0.27	19,000,000	18,999,715
Landesbank Baden-Wurttemberg
9/2/14 to 9/5/14	0.15	186,000,000	185,998,321
Lloyds Bank PLC
9/2/14 to 9/3/14	0.11	57,000,000	56,999,725
Natexis Banques Populaires U.S. Finance Co. LLC
10/31/14	0.26	39,000,000	38,983,100
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken AB
12/29/14	0.22%	$ 24,000,000	$ 23,982,547
Svenska Handelsbanken, Inc.
9/22/14	0.22	26,000,000	25,996,663
Swedbank AB
1/12/15 to 1/29/15	0.25	35,000,000	34,965,507
Toronto Dominion Holdings (U.S.A.)
2/3/15 to 5/26/15	0.24 to 0.27	50,000,000	49,909,567
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $508,825,861)			508,825,861
Asset Backed Commercial Paper - 0.3%

Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
9/19/14	0.35	14,000,000
(Cost $13,997,550)			13,997,550
Other Commercial Paper - 0.9%

Caisse centrale Desjardins
9/2/14	0.11	8,000,000	7,999,976
Dominion Resources, Inc.
9/16/14	0.25	5,000,000	4,999,479
Hewlett-Packard Co.
9/2/14 to 10/2/14	0.28 to 0.31	10,525,000	10,523,882
NBCUniversal Enterprise, Inc.
9/19/14	0.25	3,000,000	2,999,625
Northeast Utilities
9/3/14 to 9/5/14	0.23	5,950,000	5,949,886
Sempra Global
9/23/14	0.29	1,000,000	999,823
Viacom, Inc.
9/3/14	0.21	6,000,000	5,999,930
TOTAL OTHER COMMERCIAL PAPER (Cost $39,472,601)			39,472,601
Treasury Debt - 3.1%

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bills
3/5/15 to 6/25/15	0.11 to 0.13	45,000,000	44,965,997
U.S. Treasury Notes
9/15/14 to 2/28/15	0.17 to 0.18	90,000,000	90,025,124
TOTAL TREASURY DEBT (Cost $134,991,121)			134,991,121
Other Note - 1.5%
	Yield (a)	Principal Amount	Value
Medium-Term Notes - 1.5%
Dominion Resources, Inc.
10/14/14	0.36% (b)(d)	$ 14,000,000	$ 14,000,000
Svenska Handelsbanken AB
2/13/15 to 2/27/15	0.29 to 0.31 (b)(d)	50,000,000	50,000,000
TOTAL OTHER NOTE (Cost $64,000,000)			64,000,000
Variable Rate Demand Note - 1.2%

Delaware - 0.3%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/5/14	0.15% (d)	10,000,000	10,000,000
Florida - 0.9%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/5/14	0.15 (d)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			50,000,000
Government Agency Debt - 2.7%

Federal Agencies - 2.7%
Fannie Mae
10/21/15	0.15 (d)	44,000,000	43,994,901
Federal Home Loan Bank
9/29/15	0.25 (c)	25,000,000	25,000,000
Freddie Mac
6/26/15	0.15 (d)	49,000,000	48,995,999
TOTAL GOVERNMENT AGENCY DEBT (Cost $117,990,900)			117,990,900
Other Instrument - 1.3%

Time Deposits - 1.3%
Credit Agricole CIB
9/2/14	0.10	57,000,000
(Cost $57,000,000)			57,000,000
Other Municipal Debt - 0.1%

Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 9/25/14, CP mode (Cost $5,600,000)	5,600,000	5,600,000
Government Agency Repurchase Agreement - 3.2%
	Maturity Amount	Value
In a joint trading account at 0.07% dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) #	$ 113,689,851	$ 113,689,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated 7/30/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $11,221,060, 2.24% - 5%, 3/1/26 - 7/1/44)	11,001,925	11,000,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $14,314,944, 0.18% - 4%, 10/11/16 - 11/20/43)	14,007,058	14,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $138,689,000)		138,689,000
Other Repurchase Agreement - 12.0%

Other Repurchase Agreement - 12.0%
With:
BNP Paribas Securities Corp. at:
0.23%, dated 8/13/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $3,150,403, 4.65% - 6.25%, 6/1/20 - 6/1/44)	3,000,575	3,000,000
0.41%, dated 8/11/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $1,080,271, 7.38% - 8.75%, 11/15/14 - 6/1/36)	1,000,342	1,000,000
Citigroup Global Markets, Inc. at:
0.2%, dated 8/29/14 due 9/2/14 (Collateralized by Equity Securities valued at $32,400,728)	30,000,667	30,000,000
0.25%, dated 8/26/14 due 9/2/14 (Collateralized by Equity Securities valued at $2,160,113)	2,000,097	2,000,000
0.78%, dated 7/15/14 due 10/15/14 (Collateralized by Corporate Obligations valued at $4,324,864, 3.75%, 2/15/30)	4,007,973	4,000,000
1%, dated 8/15/14 due 1/2/15 (Collateralized by Mortgage Loan Obligations valued at $11,885,941, 2.46% - 4.31%, 6/11/27 - 3/12/46)	11,064,167	11,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 8/26/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $2,062,017, 3%, 6/15/42)	2,000,078	2,000,000

	Maturity Amount	Value
0.4%, dated:
8/27/14 due 9/3/14 (Collateralized by U.S. Government Obligations valued at $17,513,517, 0.02% - 0.03%, 10/16/45 - 8/16/54)	$ 17,001,322	$ 17,000,000
8/28/14 due 9/4/14 (Collateralized by U.S. Government Obligations valued at $17,513,624, 0.03% - 0.05%, 12/16/25 - 9/16/54)	17,001,322	17,000,000
0.42%, dated 8/26/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $6,180,672, 4.4%, 5/16/51)	6,000,490	6,000,000
0.65%, dated:
8/5/14 due 11/3/14 (Collateralized by U.S. Government Obligations valued at $4,122,815, 0.46%, 10/16/34)	4,006,500	4,000,000
8/7/14 due 11/5/14 (Collateralized by U.S. Government Obligations valued at $13,398,096, 2.9% - 5%, 2/16/43 - 9/16/53)	13,021,125	13,000,000
8/28/14 due:
10/9/14 (Collateralized by U.S. Government Obligations valued at $8,240,549, 3.1% - 4.4%, 5/16/51 - 9/16/53)	8,006,067	8,000,000
10/31/14 (Collateralized by U.S. Government Obligations valued at $10,300,313, 3.1%, 9/16/53)	10,011,556	10,000,000
11/13/14 (Collateralized by U.S. Government Obligations valued at $3,094,537, 0.46%, 10/16/34)	3,004,171	3,000,000
0.7%, dated:
4/16/14 due 10/14/14 (Collateralized by U.S. Government Obligations valued at $5,167,624, 4.4%, 5/16/51)	5,017,597	5,000,000
4/21/14 due 10/20/14 (Collateralized by U.S. Government Obligations valued at $4,132,516, 0.46%, 10/16/34)	4,014,156	4,000,000
J.P. Morgan Clearing Corp. at:
0.63%, dated:
6/19/14 due 11/28/14 (Collateralized by Corporate Obligations valued at $5,441,659, 2.25%, 5/1/32)	5,018,375	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.63%, dated:
8/27/14 due 11/28/14 (Collateralized by Corporate Obligations valued at $8,696,188, 2.25%, 5/1/32)	$ 8,021,280	$ 8,000,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $2,179,599, 3.25%, 8/15/37)	2,006,436	2,000,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 8/27/14 due 9/3/14 (Collateralized by U.S. Government Obligations valued at $8,240,444, 6.10% - 6.45%, 2/25/33 - 4/25/42)	8,000,311	8,000,000
0.59%, dated 6/4/14 due 11/28/14 (Collateralized by Commercial Paper valued at $3,094,768, 9/24/14)	3,009,735	3,000,000
0.61%, dated:
5/14/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $5,411,336, 5.98%, 6/15/49)	5,017,792	5,000,000
6/4/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $17,306,743, 5.51% - 5.52%, 3/10/39 - 1/15/49)	16,053,680	16,000,000
0.62%, dated 7/10/14 due 11/7/14 (Collateralized by Mortgage Loan Obligations valued at $5,407,867, 5.98%, 6/15/49)	5,010,333	5,000,000
0.63%, dated:
6/18/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $25,953,687, 5.51% - 6.88%, 3/10/39 - 2/12/51)	24,099,960	24,000,000
7/16/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $7,567,872, 5.52%, 1/15/49)	7,025,725	7,000,000
8/15/14 due 11/28/14 (Collateralized by Corporate Obligations valued at $7,372,428, 5.85% - 6.5%, 3/15/17 - 3/15/18)	7,018,743	7,000,000

	Maturity Amount	Value
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 8/28/14 due 9/4/14 (Collateralized by U.S. Government Obligations valued at $21,420,685, 4.68%, 2/20/62)	$ 21,000,939	$ 21,000,000
0.5%, dated 8/29/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $60,903,384, 0.48%, 4/16/22)	58,003,222	58,000,000
0.78%, dated:
7/7/14 due 10/6/14 (Collateralized by Equity Securities valued at $10,813,348)	10,019,717	10,000,000
7/14/14 due 10/14/14 (Collateralized by Equity Securities valued at $7,568,205)	7,013,953	7,000,000
7/15/14 due 10/14/14 (Collateralized by Equity Securities valued at $4,324,509)	4,007,800	4,000,000
0.85%, dated 8/28/14 due 10/31/14 (Collateralized by Corporate Obligations valued at $25,923,060, 0.33% - 9%, 4/15/16 - 4/10/51)	24,036,267	24,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.21%, dated 8/26/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $2,100,087, 0.61% - 8.88%, 11/09/15 - 5/15/44)	2,000,082	2,000,000
0.26%, dated:
8/4/14 due 9/4/14 (Collateralized by Equity Securities valued at $8,641,820)	8,001,791	8,000,000
8/7/14 due 9/5/14 (Collateralized by Equity Securities valued at $3,240,626)	3,000,693	3,000,000
8/21/14 due 9/5/14 (Collateralized by Equity Securities valued at $4,320,388)	4,000,924	4,000,000
0.31%, dated 7/23/14 due 9/5/14 (Collateralized by Equity Securities valued at $50,777,922)	47,036,425	47,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
8/19/14 due 9/2/14 (Collateralized by Equity Securities valued at $5,400,635)	5,000,583	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
8/26/14 due 9/5/14 (Collateralized by Equity Securities valued at $3,240,225)	$ 3,000,350	$ 3,000,000
8/28/14 due 9/5/14 (Collateralized by Equity Securities valued at $2,160,102)	2,000,233	2,000,000
0.52%, dated 8/27/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $2,059,547, 3% - 6.55%, 2/15/21 - 7/20/44)	2,000,404	2,000,000
0.91%, dated:
6/2/14 due 9/2/14 (Collateralized by U.S. Treasury Obligations valued at $5,111,961, 0.88% - 3%, 4/30/17 - 7/15/40)	5,011,628	5,000,000
7/21/14 due 10/17/14 (Collateralized by U.S. Treasury Obligations valued at $3,063,380, 1.5% - 3.63%, 3/31/19 - 2/15/42)	3,006,673	3,000,000
7/23/14 due 10/21/14 (Collateralized by U.S. Treasury Obligations valued at $3,063,241, 1.5% - 3.63%, 3/31/19 - 2/15/21)	3,006,825	3,000,000
8/4/14 due 11/3/14 (Collateralized by U.S. Government Obligations valued at $5,146,161, 3.63% - 6.05%, 2/15/21 - 6/15/44)	5,011,501	5,000,000
8/7/14 due 11/5/14 (Collateralized by U.S. Treasury Obligations valued at $3,062,189, 1.5% - 6.05%, 3/31/19 - 6/15/44)	3,006,825	3,000,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $3,070,413, 1.5% - 6.05%, 3/31/19 - 6/15/44)	3,010,214	3,000,000
RBC Capital Markets Co. at:
0.25%, dated 8/19/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $5,144,147, 0% - 20%, 2/15/23 - 7/20/44)	5,000,486	5,000,000

	Maturity Amount	Value
0.29%, dated 6/23/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $6,174,411, 0% - 20.29%, 5/15/26 - 7/1/44)	$ 6,004,447	$ 6,000,000
0.38%, dated 8/18/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $5,400,856, 3.38% - 14.75%, 2/12/15 - 1/15/43)	5,000,792	5,000,000
0.4%, dated 8/26/14 due 9/5/14 (Collateralized by Mortgage Loan Obligations valued at $2,119,962, 0.34% - 6.25%, 11/15/26 - 2/15/51)	2,000,311	2,000,000
SG Americas Securities, LLC at:
0.25%, dated 8/26/14 due 9/2/14 (Collateralized by Equity Securities valued at $11,880,594)	11,000,535	11,000,000
0.26%, dated 8/27/14 due 9/3/14 (Collateralized by Corporate Obligations valued at $5,250,228, 0.52% - 9.4%, 11/5/14 - 4/8/68)	5,000,253	5,000,000
0.35%, dated 8/27/14 due 9/3/14 (Collateralized by Corporate Obligations valued at $8,584,374, 2.75% - 12.25%, 10/1/14 - 10/1/77)	8,000,544	8,000,000
UBS Securities LLC at 0.43%, dated 7/8/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $9,726,502, 0% - 9%, 3/15/16 - 11/15/28)	9,009,890	9,000,000
Wells Fargo Securities, LLC at:
0.4%, dated:
8/26/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $5,245,440, 0% - 10.38%, 9/15/14 - 11/25/46)	5,000,389	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at:
0.4%, dated:
8/27/14 due 9/3/14 (Collateralized by Corporate Obligations valued at $5,250,837, 5.38%, 8/1/16)	$ 5,000,389	$ 5,000,000
0.75%, dated 7/29/14 due 10/29/14 (Collateralized by Corporate Obligations valued at $5,403,975, 0% - 4.75%, 6/1/15 - 12/15/66)	5,009,583	5,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $518,000,000)		518,000,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $4,233,560,344)		4,233,560,344
NET OTHER ASSETS (LIABILITIES) - 2.2%		93,667,031
NET ASSETS - 100%		$ 4,327,227,375
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,000,000 or 1.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$113,689,000 due 9/02/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 16,466,937
Bank of America NA	28,392,467
HSBC Securities (USA), Inc.	4,699,543
Mizuho Securities USA, Inc.	8,666,809
Societe Generale	19,066,980
Wells Fargo Securities LLC	36,396,264
$ 113,689,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $656,689,000) - See accompanying schedule: Unaffiliated issuers (cost $4,233,560,344)		$ 4,233,560,344
Cash		20,721
Receivable for investments sold		119,449,462
Receivable for fund shares sold		6,236,419
Interest receivable		1,360,035
Total assets		4,360,626,981

Liabilities
Payable for investments purchased Regular delivery	$ 50
Delayed delivery	25,000,000
Payable for fund shares redeemed	7,458,200
Distributions payable	2,125
Accrued management fee	602,205
Other affiliated payables	292,168
Other payables and accrued expenses	44,858
Total liabilities		33,399,606

Net Assets		$ 4,327,227,375
Net Assets consist of:
Paid in capital		$ 4,327,140,207
Undistributed net investment income		1,201
Accumulated undistributed net realized gain (loss) on investments		85,967
Net Assets, for 4,325,653,860 shares outstanding		$ 4,327,227,375
Net Asset Value, offering price and redemption price per share ($4,327,227,375 ÷ 4,325,653,860 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 5,663,572

Expenses
Management fee	$ 3,729,833
Transfer agent fees	2,746,573
Accounting fees and expenses	194,503
Custodian fees and expenses	32,778
Independent trustees' compensation	10,043
Registration fees	42,445
Audit	21,042
Legal	4,614
Miscellaneous	28,314
Total expenses before reductions	6,810,145
Expense reductions	(1,375,073)	5,435,072
Net investment income (loss)		228,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		87,639
Net increase in net assets resulting from operations		$ 316,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 228,500	$ 568,646
Net realized gain (loss)	87,639	87,130
Net increase in net assets resulting from operations	316,139	655,776
Distributions to shareholders from net investment income	(227,299)	(569,759)
Distributions to shareholders from net realized gain	(366,992)	-
Total distributions	(594,291)	(569,759)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	659,204,097	2,004,700,827
Reinvestment of distributions	560,001	536,225
Cost of shares redeemed	(1,003,543,684)	(2,957,760,474)
Net increase (decrease) in net assets and shares resulting from share transactions	(343,779,586)	(952,523,422)
Total increase (decrease) in net assets	(344,057,738)	(952,437,405)

Net Assets
Beginning of period	4,671,285,113	5,623,722,518
End of period (including undistributed net investment income of $1,201 and $0, respectively)	$ 4,327,227,375	$ 4,671,285,113

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 E	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.001	.001	.005
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.001	.001	.005
Distributions from net investment income	- F	- F	(.001)	(.001)	(.001)	(.005)
Distributions from net realized gain	- F	-	-	-	- F	-
Total distributions	- F	- F	(.001)	(.001)	(.001)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.07%	.07%	.12%	.47%
Ratios to Average Net Assets D
Expenses before reductions	.30% A	.30%	.30%	.30%	.31%	.33%
Expenses net of fee waivers, if any	.24% A	.26%	.30%	.30%	.31%	.33%
Expenses net of all reductions	.24% A	.26%	.30%	.30%	.31%	.33%
Net investment income (loss)	.01% A	.01%	.07%	.07%	.12%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,327,227	$ 4,671,285	$ 5,623,723	$ 5,926,575	$ 7,455,092	$ 7,759,450

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain, which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 4,233,560,344

Semiannual Report

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,233,714 or an annualized rate of .05% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,373,566.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,507.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMM-USAN-1014
1.813613.109

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Short-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,002.10	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,002.60	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,022.30	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,022.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,101.90	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,102.40	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	42.5	43.3
1 - 1.99%	28.4	25.4
2 - 2.99%	11.1	14.3
3 - 3.99%	10.1	8.3
4 - 4.99%	4.2	5.9
5 - 5.99%	0.4	0.4
7 - 7.99%	0.7	0.7
8 - 8.99%	0.8	0.5
9% and above	0.4	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	2.7	2.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	2.5	2.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 99.2%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,663,000	$ 2,970,076
7.5% 11/15/16	2,051,000	2,358,010
8.125% 8/15/19	1,158,000	1,518,789
8.75% 5/15/17	1,671,000	2,024,652
8.875% 8/15/17	988,000	1,215,780
8.875% 2/15/19	1,109,000	1,463,967
9% 11/15/18	667,000	875,229
9.125% 5/15/18	537,000	691,052
9.25% 2/15/16	564,000	636,659
9.875% 11/15/15	1,083,000	1,208,433
U.S. Treasury Notes:
0.25% 9/15/15	6,271,000	6,278,839
0.25% 9/30/15	6,471,000	6,478,584
0.25% 10/15/15	6,483,000	6,489,081
0.25% 10/31/15	6,362,000	6,367,713
0.25% 11/30/15	6,118,000	6,121,824
0.25% 12/15/15	6,107,000	6,108,905
0.25% 12/31/15	6,488,000	6,490,284
0.25% 2/29/16	6,299,000	6,294,326
0.25% 4/15/16	6,273,000	6,261,972
0.25% 5/15/16	6,483,000	6,467,298
0.375% 11/15/15	6,402,000	6,416,008
0.375% 1/15/16	6,210,000	6,219,700
0.375% 1/31/16	6,355,000	6,364,679
0.375% 2/15/16	6,602,000	6,609,738
0.375% 3/15/16	6,441,000	6,446,282
0.375% 3/31/16	6,392,000	6,395,496
0.375% 4/30/16	6,411,000	6,411,250
0.375% 5/31/16	6,254,000	6,250,823
0.5% 6/15/16	6,570,000	6,578,469
0.5% 6/30/16	6,108,000	6,114,920
0.5% 7/31/16	5,811,000	5,813,725
0.5% 8/31/16	4,191,000	4,191,327
0.5% 7/31/17	6,161,000	6,082,065
0.625% 7/15/16	6,570,000	6,589,506
0.625% 8/15/16	6,376,000	6,391,443
0.625% 10/15/16	6,171,000	6,176,301
0.625% 11/15/16	6,181,000	6,181,482
0.625% 12/15/16	5,996,000	5,991,785
0.625% 2/15/17	5,905,000	5,890,698
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 5/31/17	$ 7,029,000	$ 6,982,876
0.625% 8/31/17	6,962,000	6,888,029
0.625% 9/30/17	6,299,000	6,223,217
0.625% 11/30/17	6,825,000	6,720,496
0.625% 4/30/18	6,334,000	6,188,020
0.75% 1/15/17	5,982,000	5,989,478
0.75% 3/15/17	5,971,000	5,970,534
0.75% 6/30/17	6,663,000	6,633,849
0.75% 10/31/17	5,967,000	5,909,192
0.75% 12/31/17	6,210,000	6,131,406
0.75% 2/28/18	5,775,000	5,684,315
0.75% 3/31/18	5,008,000	4,922,318
0.875% 9/15/16	6,201,000	6,242,181
0.875% 11/30/16	6,839,000	6,874,795
0.875% 12/31/16	6,956,000	6,986,433
0.875% 1/31/17	6,915,000	6,942,549
0.875% 2/28/17	6,879,000	6,900,497
0.875% 4/15/17	5,999,000	6,011,652
0.875% 4/30/17	6,817,000	6,824,990
0.875% 5/15/17	5,804,000	5,809,444
0.875% 6/15/17	5,680,000	5,680,000
0.875% 7/15/17	5,563,000	5,556,480
0.875% 8/15/17	5,502,000	5,492,542
0.875% 1/31/18	4,375,000	4,331,591
0.875% 7/31/19	2,931,000	2,825,437
1% 8/31/16	6,931,000	6,997,600
1% 9/30/16	7,096,000	7,158,643
1% 10/31/16	6,839,000	6,896,167
1% 3/31/17	6,429,000	6,462,649
1% 5/31/18	6,563,000	6,490,190
1% 6/30/19	2,217,000	2,152,570
1% 8/31/19	3,167,000	3,067,043
1.125% 5/31/19	2,440,000	2,387,196
1.25% 9/30/15	6,896,000	6,977,890
1.25% 10/31/15	7,055,000	7,142,637
1.25% 10/31/18	6,225,000	6,176,370
1.25% 11/30/18	5,967,000	5,913,392
1.25% 1/31/19	4,846,000	4,789,971
1.25% 4/30/19	2,000,000	1,971,250
1.375% 11/30/15	7,185,000	7,289,405
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 6/30/18	$ 4,915,000	$ 4,922,294
1.375% 7/31/18	5,733,000	5,736,136
1.375% 9/30/18	9,297,000	9,282,478
1.375% 11/30/18	2,779,000	2,769,446
1.375% 12/31/18	3,485,000	3,469,209
1.375% 2/28/19	4,929,000	4,893,570
1.5% 6/30/16	6,538,000	6,661,862
1.5% 7/31/16	7,045,000	7,180,123
1.5% 8/31/18	8,936,000	8,974,398
1.5% 12/31/18	6,949,000	6,950,626
1.5% 1/31/19	6,054,000	6,049,272
1.5% 2/28/19	6,565,000	6,555,258
1.5% 3/31/19	2,334,000	2,327,983
1.5% 5/31/19	6,839,000	6,808,546
1.625% 3/31/19	6,790,000	6,809,630
1.625% 4/30/19	6,248,000	6,260,202
1.625% 6/30/19	6,839,000	6,844,875
1.625% 7/31/19	6,839,000	6,839,533
1.625% 8/31/19	7,132,000	7,130,887
1.75% 5/31/16	4,570,000	4,675,147
1.75% 10/31/18	2,548,000	2,579,850
1.875% 8/31/17	5,318,000	5,458,842
1.875% 9/30/17	4,735,000	4,856,334
1.875% 10/31/17	5,215,000	5,345,782
2% 1/31/16	6,690,000	6,852,808
2% 4/30/16	4,732,000	4,858,434
2.125% 12/31/15	7,447,000	7,632,304
2.125% 2/29/16	3,195,000	3,281,364
2.25% 3/31/16	4,382,000	4,513,460
2.25% 11/30/17	4,516,000	4,680,762
2.25% 7/31/18	1,895,000	1,959,547
2.375% 3/31/16	3,213,000	3,314,913
2.375% 7/31/17	4,543,000	4,728,981
2.375% 5/31/18	2,242,000	2,329,754
2.375% 6/30/18	2,866,000	2,977,058
2.5% 6/30/17	4,046,000	4,224,275
2.625% 2/29/16	2,497,000	2,582,834
2.625% 4/30/16	2,646,000	2,743,674
2.625% 1/31/18	3,167,000	3,320,153
2.625% 4/30/18	2,293,000	2,404,963
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 11/30/16	$ 4,872,000	$ 5,101,900
2.75% 5/31/17	4,023,000	4,227,924
2.75% 12/31/17	3,483,000	3,665,042
2.75% 2/28/18	2,666,000	2,806,797
2.75% 2/15/19	4,797,000	5,049,591
2.875% 3/31/18	3,046,000	3,221,145
3% 8/31/16	4,531,000	4,752,240
3% 9/30/16	4,733,000	4,971,127
3% 2/28/17	4,260,000	4,498,296
3.125% 10/31/16	5,289,000	5,574,934
3.125% 1/31/17	5,362,000	5,670,733
3.125% 4/30/17	4,096,000	4,343,038
3.125% 5/15/19	6,418,000	6,865,258
3.25% 5/31/16	3,258,000	3,417,209
3.25% 6/30/16	3,646,000	3,830,152
3.25% 7/31/16	4,657,000	4,901,311
3.25% 12/31/16	4,534,000	4,803,206
3.25% 3/31/17	4,498,000	4,779,125
3.5% 2/15/18	4,552,000	4,907,270
3.625% 8/15/19	5,777,000	6,325,364
3.75% 11/15/18	5,522,000	6,044,431
3.875% 5/15/18	2,400,000	2,626,313
4% 8/15/18	2,878,000	3,173,219
4.25% 11/15/17	3,336,000	3,667,515
4.5% 11/15/15	4,598,000	4,835,082
4.5% 2/15/16	3,865,000	4,099,316
4.5% 5/15/17	2,415,000	2,649,709
4.625% 11/15/16	3,586,000	3,898,656
4.625% 2/15/17	3,035,000	3,321,665
4.75% 8/15/17	3,164,000	3,511,793
4.875% 8/15/16	3,260,000	3,534,554
5.125% 5/15/16	3,075,000	3,320,161
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $766,889,557)		768,214,107
Cash Equivalents - 1.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (Cost $10,884,000)	$ 10,884,073	$ 10,884,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $777,773,557)		779,098,107
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(6,599,378)
NET ASSETS - 100%		$ 772,498,729
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,884,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 10,884,000

Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,884,000) - See accompanying schedule: Unaffiliated issuers (cost $777,773,557)		$ 779,098,107
Cash		571
Receivable for investments sold		27,744,471
Receivable for fund shares sold		1,200,082
Interest receivable		3,060,658
Receivable from investment adviser for expense reductions		30
Total assets		811,103,919

Liabilities
Payable for investments purchased	$ 27,728,294
Payable for fund shares redeemed	10,738,575
Distributions payable	70,986
Accrued management fee	32,486
Other affiliated payables	34,849
Total liabilities		38,605,190

Net Assets		$ 772,498,729
Net Assets consist of:
Paid in capital		$ 769,866,594
Undistributed net investment income		86,844
Accumulated undistributed net realized gain (loss) on investments		1,220,741
Net unrealized appreciation (depreciation) on investments		1,324,550
Net Assets		$ 772,498,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($28,160,073 ÷ 2,695,388 shares)	$ 10.45

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($744,338,656 ÷ 71,243,034 shares)	$ 10.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 3,569,165

Expenses
Management fee	$ 192,230
Transfer agent fees	206,634
Independent trustees' compensation	1,684
Miscellaneous	650
Total expenses before reductions	401,198
Expense reductions	(113)	401,085
Net investment income (loss)		3,168,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,425,740
Change in net unrealized appreciation (depreciation) on investment securities		(2,404,387)
Net gain (loss)		(978,647)
Net increase (decrease) in net assets resulting from operations		$ 2,189,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,168,080	$ 6,588,988
Net realized gain (loss)	1,425,740	2,732,932
Change in net unrealized appreciation (depreciation)	(2,404,387)	(8,112,239)
Net increase (decrease) in net assets resulting from operations	2,189,433	1,209,681
Distributions to shareholders from net investment income	(3,105,629)	(6,703,479)
Distributions to shareholders from net realized gain	(1,095,313)	(2,786,954)
Total distributions	(4,200,942)	(9,490,433)
Share transactions - net increase (decrease)	12,171,017	(17,232,906)
Total increase (decrease) in net assets	10,159,508	(25,513,658)

Net Assets
Beginning of period	762,339,221	787,852,879
End of period (including undistributed net investment income of $86,844 and undistributed net investment income of $24,393, respectively)	$ 772,498,729	$ 762,339,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.038	.081	.097	.127	.147	.167
Net realized and unrealized gain (loss)	(.016)	(.071)	(.007)	.193	.088	.058
Total from investment operations	.022	.010	.090	.320	.235	.225
Distributions from net investment income	(.037)	(.082)	(.097)	(.125)	(.152)	(.170)
Distributions from net realized gain	(.015)	(.038)	(.033)	(.055)	(.043)	(.245)
Total distributions	(.052)	(.120)	(.130)	(.180)	(.195)	(.415)
Net asset value, end of period	$ 10.45	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45
Total ReturnB, C	.21%	.10%	.85%	3.07%	2.26%	2.17%
Ratios to Average Net Assets E
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.72%A	.77%	.91%	1.19%	1.40%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,160	$ 28,114	$ 37,739	$ 191,449	$ 254,081	$ 204,496
Portfolio turnover rate	41%A	47%	56%	57%	62%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.043	.091	.106	.137	.157	.177
Net realized and unrealized gain (loss)	(.016)	(.071)	(.006)	.193	.088	.059
Total from investment operations	.027	.020	.100	.330	.245	.236
Distributions from net investment income	(.042)	(.092)	(.107)	(.135)	(.162)	(.181)
Distributions from net realized gain	(.015)	(.038)	(.033)	(.055)	(.043)	(.245)
Total distributions	(.057)	(.130)	(.140)	(.190)	(.205)	(.426)
Net asset value, end of period	$ 10.45	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45
Total ReturnB, C	.26%	.20%	.95%	3.17%	2.36%	2.27%
Ratios to Average Net Assets E
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.82%A	.87%	1.01%	1.29%	1.50%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 744,339	$ 734,225	$ 750,114	$ 594,116	$ 425,678	$ 334,225
Portfolio turnover rate	41%A	47%	56%	57%	62%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	0.0	1.2
1 - 1.99%	24.2	31.6
2 - 2.99%	57.2	42.0
3 - 3.99%	13.7	19.4
6 - 6.99%	0.7	0.7
7 - 7.99%	1.4	1.5
8 - 8.99%	2.3	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.0	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.4	6.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 99.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 6,004,000	$ 7,969,842
7.125% 2/15/23	3,688,000	5,102,119
7.25% 8/15/22	3,466,000	4,776,581
7.625% 11/15/22	1,928,000	2,727,970
7.875% 2/15/21	2,262,000	3,085,508
8% 11/15/21	6,914,000	9,689,860
8.125% 5/15/21	2,301,000	3,197,852
8.125% 8/15/21	2,173,000	3,044,747
8.5% 2/15/20	2,151,000	2,912,587
8.75% 5/15/20	1,707,000	2,356,193
8.75% 8/15/20	3,781,000	5,261,795
U.S. Treasury Notes:
1% 9/30/19	15,415,000	14,909,203
1% 11/30/19	16,776,000	16,173,104
1.125% 12/31/19	16,780,000	16,266,113
1.125% 3/31/20	13,954,000	13,461,256
1.125% 4/30/20	18,416,000	17,736,910
1.25% 10/31/19	10,746,000	10,515,971
1.25% 2/29/20	14,533,000	14,134,476
1.375% 1/31/20	17,404,000	17,072,245
1.375% 5/31/20	18,799,000	18,345,173
1.625% 8/15/22	16,828,000	16,175,915
1.625% 11/15/22	26,516,000	25,380,797
1.75% 10/31/20	21,994,000	21,779,207
1.75% 5/15/22	20,989,000	20,418,351
1.75% 5/15/23	43,964,000	42,215,728
1.875% 6/30/20	12,456,000	12,488,112
2% 7/31/20	17,208,000	17,357,228
2% 9/30/20	15,614,000	15,705,482
2% 11/30/20	18,546,000	18,621,334
2% 2/28/21	20,558,000	20,590,112
2% 5/31/21	22,388,000	22,360,015
2% 8/31/21	21,203,000	21,140,048
2% 11/15/21	32,021,000	31,873,415
2% 2/15/22	23,144,000	22,993,934
2% 2/15/23	38,852,000	38,184,212
2.125% 8/31/20	20,003,000	20,285,862
2.125% 1/31/21	19,769,000	19,963,606
2.125% 6/30/21	22,123,000	22,259,543
2.125% 8/15/21	31,245,000	31,423,190
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/21	$ 21,309,000	$ 21,653,609
2.25% 4/30/21	22,251,000	22,598,672
2.25% 7/31/21	20,860,000	21,151,706
2.375% 12/31/20	18,301,000	18,771,391
2.375% 8/15/24	17,986,000	18,036,577
2.5% 8/15/23	33,133,000	33,764,581
2.5% 5/15/24	50,955,000	51,687,477
2.625% 8/15/20	26,579,000	27,719,000
2.625% 11/15/20	44,444,000	46,287,715
2.75% 11/15/23	43,863,000	45,545,541
2.75% 2/15/24	42,590,000	44,180,481
3.125% 5/15/21	22,307,000	23,915,535
3.375% 11/15/19	28,750,000	31,178,024
3.5% 5/15/20	23,877,000	26,100,546
3.625% 2/15/20	33,481,000	36,776,803
3.625% 2/15/21	35,032,000	38,633,710
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,118,577,335)		1,137,956,964
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (Cost $6,389,000)	$ 6,389,043	6,389,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,124,966,335)		1,144,345,964
NET OTHER ASSETS (LIABILITIES) - 0.0%		(364,103)
NET ASSETS - 100%		$ 1,143,981,861
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,389,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 6,389,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,389,000) - See accompanying schedule: Unaffiliated issuers (cost $1,124,966,335)		$ 1,144,345,964
Cash		922
Receivable for investments sold		41,121,911
Receivable for fund shares sold		1,987,103
Interest receivable		5,323,952
Receivable from investment adviser for expense reductions		47
Total assets		1,192,779,899

Liabilities
Payable for investments purchased	$ 47,499,081
Payable for fund shares redeemed	1,088,026
Distributions payable	107,536
Accrued management fee	46,961
Other affiliated payables	56,434
Total liabilities		48,798,038

Net Assets		$ 1,143,981,861
Net Assets consist of:
Paid in capital		$ 1,121,443,130
Undistributed net investment income		1,425,144
Accumulated undistributed net realized gain (loss) on investments		1,733,958
Net unrealized appreciation (depreciation) on investments		19,379,629
Net Assets		$ 1,143,981,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($114,850,661 ÷ 10,519,594 shares)	$ 10.92

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,029,131,200 ÷ 94,258,174 shares)	$ 10.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 12,132,800

Expenses
Management fee	$ 269,885
Transfer agent fees	325,246
Independent trustees' compensation	2,341
Miscellaneous	897
Total expenses before reductions	598,369
Expense reductions	(251)	598,118
Net investment income (loss)		11,534,682
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,407,945
Change in net unrealized appreciation (depreciation) on investment securities		10,724,115
Net gain (loss)		13,132,060
Net increase (decrease) in net assets resulting from operations		$ 24,666,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,534,682	$ 23,084,373
Net realized gain (loss)	2,407,945	3,975,321
Change in net unrealized appreciation (depreciation)	10,724,115	(59,284,184)
Net increase (decrease) in net assets resulting from operations	24,666,742	(32,224,490)
Distributions to shareholders from net investment income	(11,197,485)	(22,522,336)
Distributions to shareholders from net realized gain	(1,165,274)	(9,427,966)
Total distributions	(12,362,759)	(31,950,302)
Share transactions - net increase (decrease)	92,703,668	(233,711,457)
Total increase (decrease) in net assets	105,007,651	(297,886,249)

Net Assets
Beginning of period	1,038,974,210	1,336,860,459
End of period (including undistributed net investment income of $1,425,144 and undistributed net investment income of $1,087,947, respectively)	$ 1,143,981,861	$ 1,038,974,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02
Income from Investment Operations
Net investment income (loss) D	.111	.206	.225	.281	.305	.328
Net realized and unrealized gain (loss)	.128	(.461)	.134	1.097	.282	(.170)
Total from investment operations	.239	(.255)	.359	1.378	.587	.158
Distributions from net investment income	(.107)	(.201)	(.222)	(.276)	(.314)	(.328)
Distributions from net realized gain	(.012)	(.084)	(.347)	(.162)	(.123)	(.390)
Total distributions	(.119)	(.285)	(.569)	(.438)	(.437)	(.718)
Net asset value, end of period	$ 10.92	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46
Total ReturnB, C	2.23%	(2.26)%	3.17%	13.15%	5.64%	1.48%
Ratios to Average Net Assets E
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.03%A	1.89%	1.94%	2.50%	2.83%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,851	$ 106,544	$ 132,004	$ 580,365	$ 1,589,271	$ 1,238,550
Portfolio turnover rate	39%A	46%	54%	76%	45%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02
Income from Investment Operations
Net investment income (loss)D	.116	.217	.233	.292	.316	.341
Net realized and unrealized gain (loss)	.129	(.461)	.137	1.098	.282	(.173)
Total from investment operations	.245	(.244)	.370	1.390	.598	.168
Distributions from net investment income	(.113)	(.212)	(.233)	(.288)	(.325)	(.338)
Distributions from net realized gain	(.012)	(.084)	(.347)	(.162)	(.123)	(.390)
Total distributions	(.125)	(.296)	(.580)	(.450)	(.448)	(.728)
Net asset value, end of period	$ 10.92	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46
Total ReturnB, C	2.28%	(2.16)%	3.27%	13.26%	5.74%	1.58%
Ratios to Average Net Assets E
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.13%A	1.99%	2.04%	2.59%	2.93%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,029,131	$ 932,430	$ 1,204,856	$ 633,577	$ 339,104	$ 226,399
Portfolio turnover rate	39%A	46%	54%	76%	45%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	11.8	13.7
3 - 3.99%	42.3	35.6
4 - 4.99%	27.0	29.4
5 - 5.99%	7.1	7.8
6 - 6.99%	9.4	10.7
7 - 7.99%	1.4	1.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	24.7	24.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	16.7	16.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Treasury Obligations 99.3%	U.S. Treasury Obligations 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 13,068,000	$ 12,279,843
2.75% 11/15/42	15,128,000	14,194,315
2.875% 5/15/43	21,636,000	20,787,458
3% 5/15/42	7,956,000	7,873,958
3.125% 11/15/41	7,912,000	8,039,336
3.125% 2/15/42	9,820,000	9,964,236
3.125% 2/15/43	15,402,000	15,563,244
3.125% 8/15/44	8,146,000	8,221,098
3.375% 5/15/44	21,644,000	22,915,585
3.5% 2/15/39	6,429,000	7,001,580
3.625% 8/15/43	19,062,000	21,114,139
3.625% 2/15/44	21,617,000	23,950,966
3.75% 8/15/41	8,706,000	9,892,193
3.75% 11/15/43	21,439,000	24,283,010
3.875% 8/15/40	8,695,000	10,075,331
4.25% 5/15/39	6,104,000	7,468,818
4.25% 11/15/40	9,353,000	11,495,417
4.375% 2/15/38	3,432,000	4,259,970
4.375% 11/15/39	7,101,000	8,859,605
4.375% 5/15/40	9,855,000	12,327,994
4.375% 5/15/41	7,424,000	9,318,278
4.5% 2/15/36	7,686,000	9,697,572
4.5% 5/15/38	3,982,000	5,034,741
4.5% 8/15/39	6,408,000	8,134,155
4.625% 2/15/40	11,510,000	14,909,041
4.75% 2/15/37	2,576,000	3,364,096
4.75% 2/15/41	9,751,000	12,924,648
5% 5/15/37	3,273,000	4,415,480
5.25% 11/15/28	4,331,000	5,673,610
5.25% 2/15/29	3,257,000	4,269,725
5.375% 2/15/31	6,904,000	9,313,924
5.5% 8/15/28	3,408,000	4,553,408
6% 2/15/26	4,105,000	5,566,766
6.125% 11/15/27	5,185,000	7,250,087
6.125% 8/15/29	2,517,000	3,591,444
6.25% 5/15/30	4,192,000	6,100,668
6.375% 8/15/27	2,001,000	2,847,673
6.5% 11/15/26	2,567,000	3,651,157
6.625% 2/15/27	1,859,000	2,678,122
6.75% 8/15/26	1,954,000	2,821,088
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.875% 8/15/25	$ 2,018,000	$ 2,893,308
7.5% 11/15/24	1,985,000	2,922,293
7.625% 2/15/25	1,893,000	2,823,824
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $352,142,083)		395,323,204
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (Cost $4,171,000)	$ 4,171,028	4,171,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $356,313,083)		399,494,204
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,268,240)
NET ASSETS - 100%		$ 398,225,964
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,171,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 4,171,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,171,000) - See accompanying schedule: Unaffiliated issuers (cost $356,313,083)		$ 399,494,204
Cash		303
Receivable for investments sold		3,719,943
Receivable for fund shares sold		2,307,482
Interest receivable		2,197,757
Receivable from investment adviser for expense reductions		25
Total assets		407,719,714

Liabilities
Payable for investments purchased	$ 8,707,206
Payable for fund shares redeemed	689,560
Distributions payable	63,680
Accrued management fee	15,719
Other affiliated payables	17,585
Total liabilities		9,493,750

Net Assets		$ 398,225,964
Net Assets consist of:
Paid in capital		$ 364,884,807
Undistributed net investment income		147,778
Accumulated undistributed net realized gain (loss) on investments		(9,987,742)
Net unrealized appreciation (depreciation) on investments		43,181,121
Net Assets		$ 398,225,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($25,228,151 ÷ 1,995,926 shares)	$ 12.64

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($372,997,813 ÷ 29,508,089 shares)	$ 12.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 5,989,960

Expenses
Management fee	$ 85,144
Transfer agent fees	94,282
Independent trustees' compensation	721
Miscellaneous	263
Total expenses before reductions	180,410
Expense reductions	(112)	180,298
Net investment income (loss)		5,809,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(113,189)
Change in net unrealized appreciation (depreciation) on investment securities		28,191,070
Net gain (loss)		28,077,881
Net increase (decrease) in net assets resulting from operations		$ 33,887,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,809,662	$ 11,690,669
Net realized gain (loss)	(113,189)	(5,702,348)
Change in net unrealized appreciation (depreciation)	28,191,070	(31,486,652)
Net increase (decrease) in net assets resulting from operations	33,887,543	(25,498,331)
Distributions to shareholders from net investment income	(5,755,965)	(11,538,684)
Share transactions - net increase (decrease)	55,820,916	(88,553,671)
Total increase (decrease) in net assets	83,952,494	(125,590,686)

Net Assets
Beginning of period	314,273,470	439,864,156
End of period (including undistributed net investment income of $147,778 and undistributed net investment income of $94,081, respectively)	$ 398,225,964	$ 314,273,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91
Income from Investment Operations
Net investment income (loss) D	.199	.399	.386	.406	.416	.408
Net realized and unrealized gain (loss)	.979	(1.044)	.058	2.427	.155	(.564)
Total from investment operations	1.178	(.645)	.444	2.833	.571	(.156)
Distributions from net investment income	(.198)	(.385)	(.384)	(.404)	(.411)	(.409)
Distributions from net realized gain	-	-	-	(.079)	(.110)	(.115)
Total distributions	(.198)	(.385)	(.384)	(.483)	(.521)	(.524)
Net asset value, end of period	$ 12.64	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23
Total Return B, C	10.19%	(5.06)%	3.47%	27.97%	5.50%	(1.47)%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.30% A	3.30%	2.94%	3.42%	3.85%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,228	$ 13,954	$ 89,009	$ 147,936	$ 135,322	$ 175,804
Portfolio turnover rate	44% A	51%	60%	52%	77%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91
Income from Investment Operations
Net investment income (loss) D	.205	.402	.394	.412	.425	.416
Net realized and unrealized gain (loss)	.979	(1.035)	.062	2.433	.157	(.561)
Total from investment operations	1.184	(.633)	.456	2.845	.582	(.145)
Distributions from net investment income	(.204)	(.397)	(.396)	(.416)	(.422)	(.420)
Distributions from net realized gain	-	-	-	(.079)	(.110)	(.115)
Total distributions	(.204)	(.397)	(.396)	(.495)	(.532)	(.535)
Net asset value, end of period	$ 12.64	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23
Total Return B, C	10.24%	(4.96)%	3.57%	28.10%	5.60%	(1.38)%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.39% A	3.40%	3.04%	3.52%	3.95%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,998	$ 300,319	$ 350,855	$ 267,224	$ 96,326	$ 102,094
Portfolio turnover rate	44% A	51%	60%	52%	77%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Spartan® Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Short-Term Treasury Bond Index Fund	$ 777,552,852	$ 3,381,555	$ (1,836,300)	$ 1,545,255
Spartan Intermediate Treasury Bond Index Fund	1,124,295,275	26,844,687	(6,793,998)	20,050,689
Spartan Long-Term Treasury Bond Index Fund	357,884,432	42,665,301	(1,055,529)	41,609,772

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Total no expiration
Spartan Long-Term Treasury Bond Index Fund	$ (7,183,195)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .05% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .20% and .10% of average net assets for each Investor Class and Fidelity Advantage Class, respectively, with certain exceptions.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and ..12% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, the Investor Class and Fidelity Advantage Class for each Fund pay a portion of the transfer agent fees at an annual rate of .15% and .05% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Short-Term Treasury Bond Index Fund
Investor Class	$ 21,605
Fidelity Advantage Class	185,029
$ 206,634
Spartan Intermediate Treasury Bond Index Fund
Investor Class	$ 83,042
Fidelity Advantage Class	242,204
$ 325,246
Spartan Long-Term Treasury Bond Index Fund
Investor Class	$ 13,706
Fidelity Advantage Class	80,576
$ 94,282

4. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 650
Spartan Intermediate Treasury Bond Index Fund	897
Spartan Long-Term Treasury Bond Index Fund	263

During the period, the Funds did not borrow on this line of credit

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$ 4,649

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 24
Spartan Intermediate Treasury Bond Index Fund	116
Spartan Long-Term Treasury Bond Index Fund	40

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Short-Term Treasury Bond Index Fund	$ 89
Spartan Intermediate Treasury Bond Index Fund	135
Spartan Long-Term Treasury Bond Index Fund	72

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 102,727	$ 210,530
Fidelity Advantage Class	3,002,902	6,492,949
Total	$ 3,105,629	$ 6,703,479
From net realized gain
Investor Class	$ 41,442	$ 99,176
Fidelity Advantage Class	1,053,871	2,687,778
Total	$ 1,095,313	$ 2,786,954
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,099,363	$ 2,232,334
Fidelity Advantage Class	10,098,122	20,290,002
Total	$ 11,197,485	$ 22,522,336
From net realized gain
Investor Class	$ 120,580	$ 953,407
Fidelity Advantage Class	1,044,694	8,474,559
Total	$ 1,165,274	$ 9,427,966
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 300,081	$ 1,409,005
Fidelity Advantage Class	5,455,884	10,129,679
Total	$ 5,755,965	$ 11,538,684
From net realized gain
Investor Class	$ -	$ -
Fidelity Advantage Class	-	-
Total	$ -	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	1,406,284	2,805,306	$ 14,683,831	$ 29,418,840
Reinvestment of distributions	9,501	21,534	99,255	226,083
Shares redeemed	(1,404,285)	(3,707,798)	(14,661,106)	(39,015,458)
Net increase (decrease)	11,500	(880,958)	$ 121,980	$ (9,370,535)
Fidelity Advantage Class
Shares sold	11,747,236	29,491,531	$ 122,668,609	$ 309,877,102
Reinvestment of distributions	341,700	771,849	3,569,476	8,104,402
Shares redeemed	(10,935,558)	(31,026,867)	(114,189,048)	(325,843,875)
Net increase (decrease)	1,153,378	(763,487)	$ 12,049,037	$ (7,862,371)
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	3,097,562	5,835,171	$ 33,438,893	$ 64,719,547
Reinvestment of distributions	109,921	284,283	1,188,310	3,126,302
Shares redeemed	(2,553,270)	(7,895,762)	(27,594,514)	(86,389,962)
Net increase (decrease)	654,213	(1,776,308)	$ 7,032,689	$ (18,544,113)
Fidelity Advantage Class
Shares sold	17,325,544	27,026,808	$ 187,157,039	$ 296,492,237
Reinvestment of distributions	975,553	2,489,769	10,546,354	27,384,696
Shares redeemed	(10,376,963)	(49,436,971)	(112,032,414)	(539,044,277)
Net increase (decrease)	7,924,134	(19,920,394)	$ 85,670,979	$ (215,167,344)
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	2,868,324	4,049,399	$ 34,629,085	$ 48,056,795
Reinvestment of distributions	22,341	111,464	271,062	1,330,587
Shares redeemed	(2,091,966)	(9,980,335)	(25,138,157)	(116,906,155)
Net increase (decrease)	798,699	(5,819,472)	$ 9,761,990	$ (67,518,773)

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Fidelity Advantage Class
Shares sold	13,125,492	18,103,291	$ 157,967,408	$ 215,366,133
Reinvestment of distributions	420,021	784,548	5,086,245	9,255,302
Shares redeemed	(9,802,732)	(20,779,261)	(116,994,727)	(245,656,333)
Net increase (decrease)	3,742,781	(1,891,422)	$ 46,058,926	$ (21,034,898)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LBX-USAN-1014
1.821050.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 24, 2014